Reporting and Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit Loss [Abstract]
Balance at January 1	$ 343.3	$ 280.4
Increase in allowance	540.3	471.1
Write-offs	(514.5)	(408.2)
Balance at December 31	$ 369.1	$ 343.3